BALANCE SHEET DETAILS (Tables)	12 Months Ended
Dec. 31, 2016
BALANCE SHEET DETAILS
Schedule of inventories

	December 31, 2016	December 31, 2015
	(in thousands)
Inventories:
Raw materials	$3,821	$6,886
Work in process	3,362	1,813
Finished goods(1)	15,394	8,771

Total Inventory	$22,577	$17,470

(1)

Includes finished goods at customer sites of approximately $14.5 million and $8.3 million at December 31, 2016 and 2015, respectively, for which the customer has taken possession, but based on specific contractual terms, title has not yet passed to the customer and for which revenue has not yet been recognized.

Schedule of prepaid and other current assets

	December 31, 2016	December 31, 2015
	(in thousands)
Prepaid and other current assets
Prepaid tax	$3,468	$3,935
Advance to suppliers	53	1,259
Deferred taxes-current	—	1,305
Other receivable(1)	811	1,833
Prepaid others	2,663	3,056

Total Prepaid and other current assets	$6,995	$11,388

(1)

The other receivable balance includes loans to UiTV of approximately $2.3 million as of December 31, 2015. The Company paid $1.08 million in July and August of 2014, paid $1.17 million in January and February of 2015. UiTV used this amount to purchase Set Top Boxes for the Internet television service in Thailand. Pursuant to the contract, UiTV repays in installments, starting from January of 2015 to July of 2018.The Company performed an assessment on the need for a valuation reserve due to collectability risk and $2.3 million was reserved as of December 31, 2015. In 2016, there was no such item included in the other receivable balance.

Schedule of property, plant and equipment, net

	December 31, 2016	December 31, 2015
	(in thousands)
Property, plant and equipment, net:
Leasehold improvements	$1,591	$4,902
Automobiles	1,765	1,748
Software	3,267	5,151
Computer, Equipment and Furniture	26,507	42,786
Other	67	46

Total	33,197	54,633
Less: accumulated depreciation	(31,587)	(53,123)

Total Property, plant and equipment, net	$1,610	$1,510

Schedule of other current liabilities

	December 31, 2016	December 31, 2015
	(in thousands)
Other current liabilities:
Accrued contract costs(1)	$3,627	$798
Accrued payroll and compensation	5,897	5,352
Warranty costs	44	178
Accrued professional fees	394	438
Accrued other taxes	2,523	2,957
Other	4,238	4,040

Total other current liabilities	$16,723	$13,763

(1)	The accrued contract costs include $2.9 million cost related to India equipment contract as of December 31, 2016.

Schedule of other long-term liabilities
	December 31, 2016	December 31, 2015
	(in thousands)
Other long-term liabilities
Non-current income tax payable	$3,906	$6,432
Other	1,075	1,827

Total other long-term liabilities	$4,981	$8,259